Segment - Summary of Segment Profit (Detail) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
United States Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 2,266	$ 1,896	$ 1,892	$ 1,677	$ 7,731	$ 7,003
Gross profit	1,444	1,060	1,017	789	4,310	3,734
R&D expenses	144	156	156	149	604	485
S&M expenses	238	243	250	207	938	879
G&A expenses	90	93	101	95	378	440
Other income	(1)	(2)	(1)		(5)	(3)
Segment profit	974	571	511	338	2,394	1,934
Europe Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	1,344	1,146	1,163	1,184	4,837	4,525
Gross profit	783	648	640	655	2,726	2,700
R&D expenses	52	62	53	53	220	213
S&M expenses	203	184	194	187	767	748
G&A expenses	67	66	61	70	263	246
Other income			(1)		(2)	(3)
Segment profit	461	338	334	345	1,478	1,496
International Markets Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	601	591	578	581	2,351	2,352
Gross profit	299	293	283	285	1,160	1,224
R&D expenses	24	30	23	27	104	119
S&M expenses	134	116	125	113	487	467
G&A expenses	37	33	34	38	142	154
Other income	(4)	(2)	(31)	(1)	(39)	(54)
Segment profit	$ 109	$ 117	$ 132	$ 108	$ 465	$ 538